UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:

      Boyar Value Fund, Inc.
      590 Madison Avenue
      New York, New York 10022

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2.    The name of each  series or class of  securities  for  which  this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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3.    Investment Company Act File Number: 811-8253

      Securities Act File Number:  333-29253

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4(a). Last day of fiscal year for which this Form is filed:

      December 31, 1998

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4(b). [ ]   Check box if this is being filed late  (i.e.,  more than 90 calendar days after the end of the issuer's  fiscal year).  (See  Instruction
            A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(c). [ ]   Check box if this is the last time the  issuer  will be filing  this
            Form.

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

5.    Calculation of registration fee:

(i)   Aggregate sale price of securities
      sold   during  the   fiscal   year
      pursuant to section 24(f):                                    $  1,329,368
                                                                    ------------
(ii)  Aggregate   price  of   securities
      redeemed or repurchased during the
      fiscal year:                                      $        301
                                                        ------------
(iii) Aggregate   price  of   securities
      redeemed or repurchased during any
      PRIOR   fiscal   year   ending  no
      earlier than October 11, 1995 that
      were not previously used to reduce
      registration  fees  payable to the
      Commission:                                       $       NONE
                                                        ------------
(iv)  Total available redemption credits
      [add Items 5(ii) and 5(iii)]:                                -$        301
                                                                    ------------
(v)   Net  sales  --  if  Item  5(i)  is
      greater than Item 5(iv)  [subtract
      Item 5(iv) from Item 5(i)]:                                   $  1,329,067
                                                                    ------------
(vi)  Redemption  credits  available for
      use in  future  years  -- if  Item
      5(i)  is  less  than  Item   5(iv)
      [subtract  Item  5(iv)  from  Item
      5(i)]:                                            $       NONE
                                                        ------------
(vii) Multiplier     for     determining
      registration  fee (See instruction
      C.9):                                                             x.000278
                                                                    ------------
(viii)Registration   fee  due  [multiply
      Item  5(v) by  Item  5(vii)](enter
      "0" if no fee is due):                                       =$     369.48
                                                                    ============
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6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NONE. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE.

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7.    Interest  due -- if this Form is being  filed  more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                    +$ NONE
                                                                    -------
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8.    Total of the  amount of the  registration  fee due plus any  interest  due
      [line 5(viii) plus line 7]:

                                                                    =$369.48
                                                                    --------
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9.    Date  the  registration  fee  and any  interest  payment  was  sent to the
      Commission's lockbox depository: February 19, 1999

      Method of Delivery:

            [X] Wire Transfer
            [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                                            /s/ John F. Splain
                                            ------------------------------------
                                            John F. Splain, Secretary
                                            ------------------------------------

Date  February 22, 1999
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*Please print the name and title of the signing officer below the signature.